UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02554

Name of Registrant:	Vanguard Money Market Reserves
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2023—August 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Cash Reserves Federal Money Market Fund Admiral™ Shares - VMRXX

Federal Money Market Fund Investor Shares - VMFXX

Vanguard Cash Reserves Federal Money Market Fund

Admiral™ Shares (VMRXX)

Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Cash Reserves Federal Money Market Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of August 31, 2024)

1 to 7 Days	65.5%
8 to 30 Days	9.9%
31 to 60 Days	9.9%
61 to 90 Days	9.0%
91 to 180 Days	7.4%
Other Assets and Liabilities—Net	(1.7%)

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$120,164
Number of Portfolio Holdings	272
Total Investment Advisory Fees (in thousands)	$727

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR66

Vanguard Federal Money Market Fund

Investor Shares (VMFXX)

Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Federal Money Market Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$11	0.11%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of August 31, 2024)

1 to 7 Days	68.8%
8 to 30 Days	7.9%
31 to 60 Days	9.1%
61 to 90 Days	8.5%
91 to 180 Days	7.4%
Other Assets and Liabilities—Net	(1.7%)

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$310,399
Number of Portfolio Holdings	268
Total Investment Advisory Fees (in thousands)	$1,824

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR33

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended August 31, 2024	Fiscal Year Ended August 31, 2023
(a) Audit Fees.	$64,000	$61,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$64,000	$61,000

(e)

(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.
(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended August 31, 2024	Fiscal Year Ended August 31, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,508,505	$3,295,934
Tax Fees.	$1,912,843	$1,678,928
All Other Fees.	$268,000	$25,000
Total.	$5,689,348	$4,999,862

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended August 31, 2024
Vanguard Money Market Funds
Vanguard Cash Reserves Federal Money Market Fund
Vanguard Federal Money Market Fund
Vanguard Treasury Money Market Fund

Contents
Cash Reserves Federal Money Market Fund	1
Federal Money Market Fund	12
Treasury Money Market Fund	23
Report of Independent Registered Public Accounting Firm	30
Tax information	31

Cash Reserves Federal Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government Agency Debt (35.2%)
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.000%	5.330%	9/4/24	99,395	99,395
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.000%	5.330%	9/4/24	8,310	8,310
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	5.335%	9/4/24	17,700	17,700
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.010%	5.340%	9/4/24	35,752	35,752
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.370%	9/4/24	136,800	136,800
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.370%	9/4/24	95,900	95,900
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.370%	9/4/24	78,266	78,264
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.370%	9/4/24	57,641	57,641
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.370%	9/4/24	40,700	40,700
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	5.375%	9/4/24	51,400	51,400
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.085%	5.415%	9/4/24	157,500	157,500
	Federal Home Loan Banks	4.875%	2/19/25	836,610	835,824
	Federal Home Loan Banks	4.875%	2/19/25	835,545	834,807
	Federal Home Loan Banks Discount Notes	5.379%–5.387%	9/3/24	146,908	146,865
	Federal Home Loan Banks Discount Notes	5.303%–5.428%	9/4/24	306,320	306,185
	Federal Home Loan Banks Discount Notes	5.177%–5.381%	9/5/24	700,000	699,592
	Federal Home Loan Banks Discount Notes	5.303%–5.433%	9/6/24	342,571	342,320
	Federal Home Loan Banks Discount Notes	5.382%–5.415%	9/9/24	9,456	9,445
	Federal Home Loan Banks Discount Notes	5.200%–5.414%	9/11/24	199,072	198,780
	Federal Home Loan Banks Discount Notes	5.303%–5.398%	9/13/24	174,851	174,543
	Federal Home Loan Banks Discount Notes	5.200%–5.406%	9/18/24	1,126,373	1,123,577
	Federal Home Loan Banks Discount Notes	5.195%–5.448%	9/20/24	404,712	403,586
	Federal Home Loan Banks Discount Notes	5.293%–5.427%	9/25/24	1,438,634	1,433,575
	Federal Home Loan Banks Discount Notes	5.283%–5.356%	9/27/24	163,259	162,638
	Federal Home Loan Banks Discount Notes	5.299%	10/1/24	20,715	20,625
	Federal Home Loan Banks Discount Notes	5.237%–5.356%	10/2/24	244,232	243,130
	Federal Home Loan Banks Discount Notes	5.222%–5.309%	10/4/24	331,057	329,476
	Federal Home Loan Banks Discount Notes	5.212%	10/9/24	121,442	120,777
	Federal Home Loan Banks Discount Notes	5.317%	10/10/24	36,234	36,030
	Federal Home Loan Banks Discount Notes	5.217%–5.222%	10/11/24	178,763	177,730
	Federal Home Loan Banks Discount Notes	5.187%–5.278%	10/16/24	251,138	249,517
	Federal Home Loan Banks Discount Notes	5.176%–5.261%	10/18/24	144,003	143,035
	Federal Home Loan Banks Discount Notes	5.156%–5.161%	10/23/24	442,862	439,576
	Federal Home Loan Banks Discount Notes	5.322%–5.337%	10/25/24	247,184	245,262
	Federal Home Loan Banks Discount Notes	5.253%–5.311%	10/30/24	595,801	590,753
	Federal Home Loan Banks Discount Notes	5.235%–5.259%	11/1/24	292,001	289,476
	Federal Home Loan Banks Discount Notes	5.171%–5.181%	11/6/24	248,827	246,502
	Federal Home Loan Banks Discount Notes	5.181%–5.238%	11/8/24	265,623	263,064
	Federal Home Loan Banks Discount Notes	5.161%–5.218%	11/13/24	177,172	175,347
	Federal Home Loan Banks Discount Notes	5.140%–5.172%	11/20/24	228,776	226,205
	Federal Home Loan Banks Discount Notes	5.135%	11/22/24	55,549	54,909
	Federal Home Loan Banks Discount Notes	5.077%–5.145%	11/27/24	623,977	616,436
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	472,600	472,600
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	470,500	470,500
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	413,700	413,700
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	360,840	360,840
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	353,990	353,990
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	295,500	295,500
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	289,350	289,350
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	286,400	286,400
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	279,800	279,800
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	235,995	235,995
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	235,700	235,700
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	235,700	235,700
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	119,295	119,295
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	118,000	118,000
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	82,800	82,800
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	71,580	71,580
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	71,000	71,000
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	59,730	59,730
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	58,900	58,900
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	47,700	47,700
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	704,000	704,000
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	475,400	475,400
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	473,200	473,200
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	419,200	419,200
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	417,600	417,600
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	414,995	414,995
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	365,000	365,000
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	295,300	295,300
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	281,800	281,800

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	281,800	281,800
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	281,445	281,445
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	279,700	279,700
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	279,700	279,700
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	279,700	279,700
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	279,500	279,500
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	279,400	279,400
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	279,400	279,400
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	279,200	279,200
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	278,400	278,400
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	278,100	278,100
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	239,800	239,800
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	239,600	239,600
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	238,700	238,700
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	237,400	237,400
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	237,300	237,300
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	237,100	237,100
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	237,000	237,000
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	236,800	236,800
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	236,700	236,700
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	224,500	224,500
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	203,900	203,900
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	179,900	179,900
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	179,030	179,030
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	177,450	177,450
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	177,400	177,400
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	153,610	153,610
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	141,000	141,000
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	129,900	129,900
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	119,900	119,900
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	119,600	119,600
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	119,300	119,300
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	118,600	118,600
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	118,385	118,385
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	118,000	118,000
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	117,900	117,900
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	117,900	117,900
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	99,800	99,800
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	98,545	98,545
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	97,900	97,900
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	84,400	84,400
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	82,700	82,700
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	71,300	71,300
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	71,300	71,300
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	71,000	71,000
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	69,900	69,900
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	69,565	69,565
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	59,900	59,900
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	58,700	58,700
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	56,900	56,900
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	28,400	28,400
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	20,900	20,900
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	12,000	12,000
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	9,600	9,600
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	592,900	592,900
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	566,500	566,500
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	557,150	557,150
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	503,240	503,240
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	462,500	462,500
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	422,300	422,300
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	401,500	401,500
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	390,280	390,280
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	389,245	389,245
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	347,600	347,600
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	287,565	287,565
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	282,000	282,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	282,000	282,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	237,200	237,200
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	237,100	237,100
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	208,790	208,790
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	208,600	208,600
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	181,800	181,800
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	181,500	181,500
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	179,800	179,800
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	154,100	154,100
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	139,900	139,900
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	139,755	139,755
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	121,055	121,055
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	118,600	118,600
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	97,300	97,300
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	94,700	94,700
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	83,100	83,100
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	71,000	71,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	69,700	69,700

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	69,600	69,600
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	69,500	69,500
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	59,800	59,800
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	59,000	59,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	41,800	41,800
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	35,900	35,900
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	21,575	21,575
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	13,045	13,045
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	11,900	11,900
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	411,900	411,900
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	279,200	279,200
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	278,400	278,400
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	278,200	278,200
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	181,700	181,700
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	139,400	139,400
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	133,990	133,990
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	121,600	121,600
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	120,100	120,100
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	118,000	118,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	116,400	116,400
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	77,900	77,900
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	69,500	69,500
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	59,800	59,800
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	59,700	59,700
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	59,300	59,300
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	59,300	59,300
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	59,285	59,285
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.350%	9/4/24	282,400	282,400
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.350%	9/4/24	278,895	278,895
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.350%	9/4/24	278,200	278,200
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.350%	9/4/24	243,600	243,600
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.350%	9/4/24	188,800	188,800
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.350%	9/4/24	69,500	69,500
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.350%	9/4/24	60,900	60,900
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.350%	9/4/24	59,300	59,300
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.350%	9/4/24	11,900	11,900
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.355%	9/4/24	282,800	282,800
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.355%	9/4/24	180,000	180,000
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.355%	9/4/24	138,900	138,900
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.355%	9/4/24	70,835	70,835
[2]	Federal Home Loan Banks, SOFR + 0.070%	5.400%	9/4/24	56,000	56,006
[3]	Freddie Mac Discount Notes	5.400%	9/9/24	562	561
Total U.S. Government Agency Debt (Cost $42,337,526)					42,337,526
U.S. Treasury Debt (28.0%)
	United States Treasury Bill	5.152%	9/3/24	2,352,000	2,351,315
	United States Treasury Bill	4.936%	9/10/24	1,184,000	1,182,443
	United States Treasury Bill	5.142%	9/12/24	1,187,000	1,185,085
	United States Treasury Bill	5.093%	9/26/24	1,191,000	1,186,674
	United States Treasury Bill	4.903%–4.908%	10/1/24	2,372,000	2,361,664
	United States Treasury Bill	5.049%	10/3/24	1,193,000	1,187,502
	United States Treasury Bill	4.870%	10/8/24	1,343,384	1,336,218
	United States Treasury Bill	4.856%	10/15/24	1,193,000	1,185,454
	United States Treasury Bill	5.278%–5.279%	10/17/24	408,082	405,373
	United States Treasury Bill	4.809%	10/22/24	1,195,000	1,186,324
	United States Treasury Bill	5.162%	10/24/24	1,609,481	1,597,183
	United States Treasury Bill	5.117%	10/31/24	1,996,909	1,979,786
	United States Treasury Bill	5.046%	11/7/24	1,764,600	1,747,933
	United States Treasury Bill	5.041%	11/14/24	1,200,018	1,187,512
	United States Treasury Bill	5.042%	11/19/24	1,183,997	1,170,655
	United States Treasury Bill	5.026%	11/21/24	706,500	698,464
	United States Treasury Bill	4.953%	11/29/24	2,177,002	2,150,199
	United States Treasury Bill	4.997%	12/3/24	725,969	716,423
	United States Treasury Bill	4.897%	12/10/24	1,192,000	1,175,478
	United States Treasury Bill	4.887%–4.897%	12/17/24	1,192,491	1,174,837
	United States Treasury Bill	4.827%	12/24/24	1,883,440	1,854,095
	United States Treasury Bill	4.778%	12/31/24	2,391,000	2,352,509
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.125%	5.169%	9/1/24	123,164	123,067
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.150%	5.194%	9/1/24	153,000	152,951
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.169%	5.213%	9/1/24	55,403	55,388
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.170%	5.214%	9/1/24	85,770	85,697
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.182%	5.226%	9/1/24	742,000	742,000
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.200%	5.244%	9/1/24	541,500	541,806
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.245%	5.289%	9/1/24	542,476	542,654
Total U.S. Treasury Debt (Cost $33,616,689)					33,616,689
U.S. Treasury Repurchase Agreement (38.5%)
	Banco Bilbao Vizcaya Argentaria SA (Dated 8/30/24, Repurchase Value $296,175,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 7/15/26–1/15/34, and U.S. Treasury Note/Bond 0.375%–4.875%, 10/15/24–11/15/31, with a value of $301,920,000)	5.320%	9/3/24	296,000	296,000

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Banco Santander SA (Dated 8/30/24, Repurchase Value $712,420,000, collateralized by U.S. Treasury Bill 0.000%, 11/26/24–2/13/25, U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 1/15/25–7/15/32, and U.S. Treasury Note/Bond 0.250%–5.173%, 9/15/24–8/15/47, with a value of $726,240,000)	5.315%	9/3/24	712,000	712,000
Bank of Montreal (Dated 8/30/24, Repurchase Value $237,140,000, collateralized by U.S. Treasury Note/Bond 3.875%–4.625%, 9/15/26–9/30/28, with a value of $241,740,000)	5.320%	9/3/24	237,000	237,000
Bank of Montreal (Dated 8/6/24, Repurchase Value $120,551,000, collateralized by U.S. Treasury Note/Bond 2.250%–4.750%, 11/15/43–2/15/52, with a value of $122,400,000)	5.330%	9/6/24	120,000	120,000
Bank of Montreal (Dated 8/23/24, Repurchase Value $119,422,000, collateralized by U.S. Treasury Note/Bond 4.250%–4.750%, 11/15/43–2/15/54, with a value of $121,380,000)	5.325%	9/16/24	119,000	119,000
Bank of Montreal (Dated 8/28/24, Repurchase Value $238,981,000, collateralized by U.S. Treasury Note/Bond 2.000%–4.625%, 8/15/25–9/15/26, with a value of $242,760,000)	5.300%	9/25/24	238,000	238,000
Bank of Nova Scotia (Dated 8/30/24, Repurchase Value $427,252,000, collateralized by U.S. Treasury Bill 0.000%, 9/5/24–5/15/25, U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.500%, 1/15/25–2/15/53, and U.S. Treasury Note/Bond 0.250%–5.203%, 9/30/24–8/15/49, with a value of $435,540,000)	5.310%	9/3/24	427,000	427,000
Barclays Bank plc (Dated 8/30/24, Repurchase Value $950,562,000, collateralized by U.S. Treasury Note/Bond 1.625%–4.500%, 12/31/25–5/15/53, with a value of $969,000,000)	5.320%	9/3/24	950,000	950,000
BNP Paribas Securities Corp. (Dated 8/1/24, Repurchase Value $472,301,000, collateralized by U.S. Treasury Bill 0.000%, 9/26/24–2/27/25, U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.125%, 4/15/25–2/15/53, and U.S. Treasury Note/Bond 1.000%–4.625%, 6/30/25–5/15/53, with a value of $479,400,000)	5.340%	9/3/24	470,000	470,000
BNP Paribas Securities Corp. (Dated 7/17/24, Repurchase Value $237,157,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.750%–1.375%, 7/15/28–2/15/44, and U.S. Treasury Note/Bond 1.375%–5.202%, 4/30/25–5/15/46, with a value of $239,700,000)	5.330%	9/17/24	235,000	235,000
BNP Paribas Securities Corp. (Dated 7/22/24, Repurchase Value $476,398,000, collateralized by U.S. Treasury Bill 0.000%, 10/31/24, U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.125%, 7/15/25–2/15/40, and U.S. Treasury Note/Bond 1.375%–4.500%, 1/31/25–8/15/54, with a value of $481,440,000)	5.325%	9/23/24	472,000	472,000
BNP Paribas Securities Corp. (Dated 7/26/24, Repurchase Value $340,091,000, collateralized by U.S. Treasury Bill 0.000%, 10/15/24–8/7/25, U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.125%, 7/15/25–2/15/47, and U.S. Treasury Note/Bond 0.750%–5.202%, 9/30/24–11/15/27, with a value of $343,740,000)	5.325%	9/26/24	337,000	337,000
BNP Paribas Securities Corp. (Dated 8/29/24, Repurchase Value $840,906,000, collateralized by U.S. Treasury Bill 0.000%, 9/19/24–2/27/25, U.S. Treasury Inflation Indexed Note/Bond 1.250%–2.375%, 4/15/28–2/15/54, and U.S. Treasury Note/Bond 0.250%–5.203%, 2/28/25–8/15/54, with a value of $853,740,000)	5.250%	9/30/24	837,000	837,000
Canadian Imperial Bank of Commerce (Dated 8/20/24, Repurchase Value $118,367,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%, 7/15/31, and U.S. Treasury Note/Bond 0.750%–4.625%, 10/31/24–11/15/52, with a value of $120,360,000)	5.330%	9/10/24	118,000	118,000
Canadian Imperial Bank of Commerce (Dated 8/15/24, Repurchase Value $178,844,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 10/15/26–2/15/53, and U.S. Treasury Note/Bond 0.250%–5.000%, 10/31/24–2/15/54, with a value of $181,560,000)	5.335%	9/16/24	178,000	178,000
Canadian Imperial Bank of Commerce (Dated 8/1/24, Repurchase Value $990,145,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.750%, 10/15/25–2/15/53, and U.S. Treasury Note/Bond 0.500%–5.000%, 9/30/25–11/15/52, with a value of $1,002,660,000)	5.340%	9/19/24	983,000	983,000
Canadian Imperial Bank of Commerce (Dated 8/23/24, Repurchase Value $119,542,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 1.125%–1.500%, 1/15/33–2/15/53, and U.S. Treasury Note/Bond 0.750%–4.625%, 1/31/25–8/15/53, with a value of $121,380,000)	5.290%	9/23/24	119,000	119,000
Canadian Imperial Bank of Commerce (Dated 8/23/24, Repurchase Value $100,456,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.375%, 1/15/27, and U.S. Treasury Note/Bond 0.875%–4.625%, 1/31/25–5/15/44, with a value of $102,000,000)	5.290%	9/23/24	100,000	100,000
Canadian Imperial Bank of Commerce (Dated 8/23/24, Repurchase Value $47,214,000, collateralized by U.S. Treasury Note/Bond 0.875%–4.625%, 10/31/24–5/15/44, with a value of $47,940,000)	5.290%	9/23/24	47,000	47,000
Canadian Imperial Bank of Commerce (Dated 7/31/24, Repurchase Value $92,789,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.625%, 7/15/26–2/15/41, and U.S. Treasury Note/Bond 0.375%–5.000%, 2/28/25–8/15/53, with a value of $93,840,000)	5.320%	9/27/24	92,000	92,000
Citigroup Global Markets Inc. (Dated 8/27/24, Repurchase Value $2,366,462,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 1.250%–1.625%, 10/15/27–4/15/28, and U.S. Treasury Note/Bond 0.375%–4.125%, 2/28/27–2/29/28, with a value of $2,411,280,000)	5.355%	9/3/24	2,364,000	2,364,000
Credit Agricole Securities Inc. (Dated 8/30/24, Repurchase Value $724,427,000, collateralized by U.S. Treasury Note/Bond 0.375%–4.875%, 10/31/24–7/31/31, with a value of $738,480,000)	5.310%	9/3/24	724,000	724,000
Credit Agricole Securities Inc. (Dated 8/30/24, Repurchase Value $249,147,000, collateralized by U.S. Treasury Note/Bond 2.250%–3.875%, 8/15/27–8/15/33, with a value of $253,980,000)	5.310%	9/3/24	249,000	249,000
Credit Agricole Securities Inc. (Dated 8/30/24, Repurchase Value $130,077,000, collateralized by U.S. Treasury Note/Bond 4.125%, 1/31/25, with a value of $132,600,000)	5.310%	9/3/24	130,000	130,000
Federal Reserve Bank of New York (Dated 8/30/24, Repurchase Value $21,631,731,000, collateralized by U.S. Treasury Note/Bond 2.750%–4.250%, 5/15/25–11/15/45, with a value of $21,631,731,000)	5.300%	9/3/24	21,619,000	21,619,000
Fixed Income Clearing Corp./Northern Trust (Dated 8/30/24, Repurchase Value $1,187,700,000, collateralized by U.S. Treasury Note/Bond 3.000%–4.750%, 5/15/41–11/15/53, with a value of $1,210,740,000)	5.310%	9/3/24	1,187,000	1,187,000

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fixed Income Clearing Corp./State Street Bank and Trust Co. (Dated 8/30/24, Repurchase Value $4,517,669,000, collateralized by U.S. Treasury Note/Bond 1.625%–4.625%, 1/31/29–10/31/29, with a value of $4,627,875,000)	5.320%	9/3/24	4,515,000	4,515,000
Fixed Income Clearing Corp./The Bank of New York Mellon (Dated 8/30/24, Repurchase Value $2,852,682,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.750%–2.125%, 4/15/29–2/15/46, and U.S. Treasury Note/Bond 0.500%–4.375%, 5/31/27–8/15/51, with a value of $2,908,020,000)	5.310%	9/3/24	2,851,000	2,851,000
Goldman Sachs & Co. (Dated 8/28/24, Repurchase Value $238,247,000, collateralized by U.S. Treasury Bill 0.000%, 11/12/24–7/10/25, and U.S. Treasury Note/Bond 1.500%–2.875%, 2/15/30–5/15/49, with a value of $242,760,000)	5.340%	9/4/24	238,000	238,000
Goldman Sachs & Co. (Dated 8/28/24, Repurchase Value $238,248,000, collateralized by U.S. Treasury Bill 0.000%, 9/12/24, U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.000%, 1/15/31–2/15/46, and U.S. Treasury Note/Bond 0.375%–5.215%, 4/30/25–8/15/49, with a value of $242,760,000)	5.350%	9/4/24	238,000	238,000
Goldman Sachs & Co. (Dated 8/29/24, Repurchase Value $179,186,000, collateralized by U.S. Treasury Note/Bond 0.500%, 2/28/26, with a value of $182,580,000)	5.330%	9/5/24	179,000	179,000
Goldman Sachs & Co. (Dated 8/30/24, Repurchase Value $118,122,000, collateralized by U.S. Treasury Note/Bond 4.250%, 2/15/54, with a value of $120,360,000)	5.320%	9/6/24	118,000	118,000
HSBC Bank USA (Dated 8/30/24, Repurchase Value $474,280,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.750%–2.125%, 4/15/29–2/15/45, and U.S. Treasury Note/Bond 1.500%–4.250%, 2/15/25–2/15/42, with a value of $483,480,000)	5.320%	9/3/24	474,000	474,000
JP Morgan Securities LLC (Dated 8/30/24, Repurchase Value $177,105,000, collateralized by U.S. Treasury Bill 0.000%, 10/29/24–1/9/25, U.S. Treasury Inflation Indexed Note/Bond 2.125%, 4/15/29, and U.S. Treasury Note/Bond 0.875%–4.625%, 10/31/24–5/15/43, with a value of $180,540,000)	5.320%	9/3/24	177,000	177,000
MUFG Securities Americas Inc. (Dated 8/30/24, Repurchase Value $58,034,000, collateralized by U.S. Treasury Bill 0.000%, 8/7/25, U.S. Treasury Inflation Indexed Note/Bond 0.875%, 1/15/29, and U.S. Treasury Note/Bond 0.250%–5.000%, 11/30/24–8/15/52, with a value of $59,160,000)	5.320%	9/3/24	58,000	58,000
Nomura International plc (Dated 8/30/24, Repurchase Value $118,070,000, collateralized by U.S. Treasury Bill 0.000%, 9/5/24–2/6/25, U.S. Treasury Inflation Indexed Note/Bond 0.875%–3.375%, 4/15/32–2/15/47, and U.S. Treasury Note/Bond 0.500%–4.625%, 10/31/24–5/15/52, with a value of $120,383,000)	5.320%	9/3/24	118,000	118,000
RBC Capital Markets LLC (Dated 8/27/24, Repurchase Value $118,123,000, collateralized by U.S. Treasury Bill 0.000%, 10/31/24–12/24/24, U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.125%, 1/15/27–2/15/54, and U.S. Treasury Note/Bond 0.500%–4.625%, 2/28/26–2/15/51, with a value of $120,360,000)	5.350%	9/3/24	118,000	118,000
RBC Capital Markets LLC (Dated 8/28/24, Repurchase Value $238,248,000, collateralized by U.S. Treasury Bill 0.000%, 10/31/24, U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.625%, 4/15/28–2/15/45, and U.S. Treasury Note/Bond 0.375%–5.000%, 10/31/25–8/15/54, with a value of $242,760,000)	5.350%	9/4/24	238,000	238,000
Royal Bank of Canada (Dated 8/27/24, Repurchase Value $238,248,000, collateralized by U.S. Treasury Note/Bond 0.250%–4.625%, 10/31/25–6/30/26, with a value of $242,760,000)	5.350%	9/3/24	238,000	238,000
Royal Bank of Canada (Dated 8/28/24, Repurchase Value $478,557,000, collateralized by U.S. Treasury Note/Bond 0.750%–4.625%, 12/31/25–2/15/34, with a value of $486,540,000)	5.340%	9/19/24	477,000	477,000
Royal Bank of Canada (Dated 7/15/24, Repurchase Value $476,621,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.625%, 10/15/24–7/15/32, and U.S. Treasury Note/Bond 0.250%–4.625%, 11/30/24–8/15/47, with a value of $481,440,000)	5.340%	9/19/24	472,000	472,000
SMBC Nikko Securities America Inc. (Dated 8/30/24, Repurchase Value $356,210,000, collateralized by U.S. Treasury Bill 0.000%, 9/26/24–12/12/24, and U.S. Treasury Note/Bond 0.250%–4.875%, 5/31/25–8/15/54, with a value of $363,120,000)	5.310%	9/3/24	356,000	356,000
Standard Chartered Bank (Dated 8/30/24, Repurchase Value $593,351,000, collateralized by U.S. Treasury Bill 0.000%, 9/5/24–12/19/24, U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 10/15/28–2/15/48, and U.S. Treasury Note/Bond 0.250%–5.000%, 9/30/24–5/15/54, with a value of $605,218,000)	5.320%	9/3/24	593,000	593,000
Standard Chartered Bank (Dated 8/30/24, Repurchase Value $111,065,000, collateralized by U.S. Treasury Bill 0.000%, 9/5/24–10/8/24, U.S. Treasury Inflation Indexed Note/Bond 0.125%, 7/15/26, and U.S. Treasury Note/Bond 0.875%–4.875%, 4/30/26–9/30/26, with a value of $113,287,000)	5.310%	9/3/24	111,000	111,000
Sumitomo Mitsui Banking Corp. (Dated 8/30/24, Repurchase Value $1,211,715,000, collateralized by U.S. Treasury Note/Bond 0.250%–5.000%, 12/31/24–8/15/33, with a value of $1,235,220,000)	5.315%	9/3/24	1,211,000	1,211,000
TD Securities (USA) LLC (Dated 8/30/24, Repurchase Value $118,070,000, collateralized by U.S. Treasury Note/Bond 1.250%–5.000%, 10/31/25–8/15/31, with a value of $120,360,000)	5.320%	9/3/24	118,000	118,000
Total U.S. Treasury Repurchase Agreement (Cost $46,258,000)				46,258,000
Total Investments (101.7%) (Cost $122,212,215)				122,212,215
Other Assets and Liabilities—Net (-1.7%)				(2,048,032)
Net Assets (100%)				120,164,183
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3M—3-month.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $75,954,215)	75,954,215
Repurchase Agreements (Cost $46,258,000)	46,258,000
Total Investments in Securities	122,212,215
Investment in Vanguard	3,372
Receivables for Accrued Income	267,536
Receivables for Capital Shares Issued	207,011
Total Assets	122,690,134
Liabilities
Due to Custodian	3,740
Payables for Investment Securities Purchased	2,352,509
Payables for Capital Shares Redeemed	127,975
Payables for Distributions	36,505
Payables to Vanguard	5,222
Total Liabilities	2,525,951
Net Assets	120,164,183
At August 31, 2024, net assets consisted of:

Paid-in Capital	120,164,071
Total Distributable Earnings (Loss)	112
Net Assets	120,164,183

Net Assets
Applicable to 120,150,787,639 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	120,164,183
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Interest	6,246,688
Total Income	6,246,688
Expenses
The Vanguard Group—Note B
Investment Advisory Services	727
Management and Administrative	107,453
Marketing and Distribution	6,023
Custodian Fees	432
Auditing Fees	32
Shareholders’ Reports	893
Trustees’ Fees and Expenses	74
Other Expenses	16
Total Expenses	115,650
Expenses Paid Indirectly	(58)
Net Expenses	115,592
Net Investment Income	6,131,096
Realized Net Gain (Loss) on Investment Securities Sold	174
Net Increase (Decrease) in Net Assets Resulting from Operations	6,131,270

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,131,096	4,284,018
Realized Net Gain (Loss)	174	728
Net Increase (Decrease) in Net Assets Resulting from Operations	6,131,270	4,284,746
Distributions
Total Distributions	(6,131,830)	(4,284,220)
Capital Share Transactions (at $1.00 per share)
Issued	56,121,133	61,590,228
Issued in Lieu of Cash Distributions	5,658,994	3,952,800
Redeemed	(50,614,789)	(45,093,879)
Net Increase (Decrease) from Capital Share Transactions	11,165,338	20,449,149
Total Increase (Decrease)	11,164,778	20,449,675
Net Assets
Beginning of Period	108,999,405	88,549,730
End of Period	120,164,183	108,999,405

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0530	.0435	.0047	.0002	.012
Net Realized and Unrealized Gain (Loss) on Investments	.0001	(.0006)	.0002	—	—
Total from Investment Operations	.0531	.0429	.0049	.0002	.012
Distributions
Dividends from Net Investment Income	(.0531)	(.0429)	(.0048)	(.0002)	(.012)
Distributions from Realized Capital Gains	(.0000)[2]	(.0000)[2]	(.0001)	—	—
Total Distributions	(.0531)	(.0429)	(.0049)	(.0002)	(.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	5.44%	4.38%	0.49%	0.02%	1.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$120,164	$108,999	$88,550	$94,883	$25,704
Ratio of Total Expenses to Average Net Assets[4]	0.10%[5]	0.10%[5]	0.08%	0.07%	0.10%
Ratio of Net Investment Income to Average Net Assets	5.30%	4.35%	0.47%	0.02%	1.20%
1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.10% for the years ended August 31, 2022 and 2021. For the years ended August 31, 2024, 2023, and 2020, there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.

See accompanying Notes, which are an integral part of the Financial Statements.

Cash Reserves Federal Money Market Fund
Notes to Financial Statements
Vanguard Cash Reserves Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $3,372,000, representing less than 0.01% of the fund’s net assets and 1.35% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $58,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Cash Reserves Federal Money Market Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2024, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the timing of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	36,617
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	(36,505)
Total	112
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	6,131,822	4,284,219
Long-Term Capital Gains	8	1
Total	6,131,830	4,284,220
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	122,212,215
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
G.	Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.

Federal Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government Agency Debt (30.9%)
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.000%	5.330%	9/4/24	249,610	249,610
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.000%	5.330%	9/4/24	21,292	21,292
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	5.335%	9/4/24	45,500	45,500
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.010%	5.340%	9/4/24	89,316	89,316
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.370%	9/4/24	351,800	351,800
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.370%	9/4/24	243,100	243,100
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.370%	9/4/24	195,920	195,915
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.370%	9/4/24	147,802	147,802
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.370%	9/4/24	103,900	103,900
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	5.375%	9/4/24	133,100	133,100
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.085%	5.415%	9/4/24	380,800	380,800
	Federal Home Loan Banks	4.875%	2/19/25	2,163,390	2,161,357
	Federal Home Loan Banks	4.875%	2/19/25	2,155,710	2,153,807
	Federal Home Loan Banks Discount Notes	5.387%	9/3/24	121,199	121,163
	Federal Home Loan Banks Discount Notes	5.303%–5.428%	9/4/24	769,240	768,902
	Federal Home Loan Banks Discount Notes	5.303%–5.433%	9/6/24	804,296	803,706
	Federal Home Loan Banks Discount Notes	5.392%–5.432%	9/9/24	1,596	1,594
	Federal Home Loan Banks Discount Notes	5.200%–5.414%	9/11/24	500,369	499,636
	Federal Home Loan Banks Discount Notes	5.303%–5.398%	9/13/24	450,152	449,360
	Federal Home Loan Banks Discount Notes	5.200%–5.413%	9/18/24	254,532	253,897
	Federal Home Loan Banks Discount Notes	5.195%–5.448%	9/20/24	576,861	575,252
	Federal Home Loan Banks Discount Notes	5.351%–5.415%	9/25/24	614,219	612,062
	Federal Home Loan Banks Discount Notes	5.283%–5.356%	9/27/24	420,403	418,804
	Federal Home Loan Banks Discount Notes	5.237%–5.356%	10/2/24	631,072	628,223
	Federal Home Loan Banks Discount Notes	5.222%–5.309%	10/4/24	855,524	851,438
	Federal Home Loan Banks Discount Notes	5.212%	10/9/24	313,924	312,204
	Federal Home Loan Banks Discount Notes	5.317%	10/10/24	93,713	93,186
	Federal Home Loan Banks Discount Notes	5.217%–5.222%	10/11/24	461,855	459,187
	Federal Home Loan Banks Discount Notes	5.187%–5.278%	10/16/24	650,312	646,113
	Federal Home Loan Banks Discount Notes	5.176%–5.261%	10/18/24	371,978	369,477
	Federal Home Loan Banks Discount Notes	5.322%–5.337%	10/25/24	635,214	630,276
	Federal Home Loan Banks Discount Notes	5.311%	10/30/24	326,525	323,758
	Federal Home Loan Banks Discount Notes	5.235%–5.259%	11/1/24	752,750	746,240
	Federal Home Loan Banks Discount Notes	5.171%–5.181%	11/6/24	643,543	637,531
	Federal Home Loan Banks Discount Notes	5.181%–5.238%	11/8/24	686,599	679,985
	Federal Home Loan Banks Discount Notes	5.161%–5.218%	11/13/24	457,970	453,252
	Federal Home Loan Banks Discount Notes	5.140%–5.172%	11/20/24	592,321	585,665
	Federal Home Loan Banks Discount Notes	5.135%	11/22/24	143,875	142,218
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	1,220,700	1,220,700
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	1,174,600	1,174,600
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	1,061,000	1,061,000
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	912,080	912,080
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	902,375	902,375
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	757,900	757,900
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	733,600	733,600
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	722,245	722,245
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	717,200	717,200
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	609,300	609,300
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	609,300	609,300
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	605,455	605,455
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	305,705	305,705
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	302,725	302,725
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	212,200	212,200
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	183,420	183,420
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	178,300	178,300
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	153,035	153,035
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	151,700	151,700
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	122,300	122,300
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	1,789,000	1,789,000
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	1,224,100	1,224,100
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	1,219,600	1,219,600
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	1,077,900	1,077,900
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	1,058,725	1,058,725
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	1,056,500	1,056,500
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	910,500	910,500
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	763,200	763,200
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	719,000	719,000
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	718,700	718,700
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	717,800	717,800
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	717,700	717,700
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	717,700	717,700

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	717,600	717,600
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	717,400	717,400
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	717,400	717,400
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	717,400	717,400
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	715,600	715,600
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	715,300	715,300
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	715,300	715,300
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	613,200	613,200
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	613,100	613,100
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	609,000	609,000
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	606,900	606,900
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	606,600	606,600
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	604,800	604,800
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	602,200	602,200
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	601,800	601,800
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	601,400	601,400
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	580,000	580,000
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	514,000	514,000
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	458,735	458,735
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	456,800	456,800
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	454,500	454,500
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	452,760	452,760
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	393,850	393,850
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	357,600	357,600
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	335,800	335,800
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	306,500	306,500
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	305,075	305,075
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	303,300	303,300
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	302,900	302,900
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	302,720	302,720
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	302,575	302,575
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	300,845	300,845
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	300,800	300,800
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	251,100	251,100
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	250,465	250,465
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	249,200	249,200
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	214,700	214,700
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	212,100	212,100
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	179,710	179,710
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	179,400	179,400
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	178,300	178,300
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	178,300	178,300
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	178,000	178,000
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	178,000	178,000
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	153,900	153,900
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	150,700	150,700
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	71,300	71,300
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	53,900	53,900
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	30,800	30,800
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	24,500	24,500
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	1,512,900	1,512,900
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	1,437,020	1,437,020
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	1,427,600	1,427,600
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	1,241,545	1,241,545
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	1,183,400	1,183,400
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	1,094,000	1,094,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	1,073,200	1,073,200
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	1,006,685	1,006,685
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	997,585	997,585
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	898,800	898,800
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	715,000	715,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	715,000	715,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	709,435	709,435
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	613,000	613,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	601,600	601,600
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	539,200	539,200
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	538,985	538,985
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	466,600	466,600
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	454,900	454,900
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	452,500	452,500
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	393,900	393,900
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	358,780	358,780
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	358,700	358,700
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	303,000	303,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	301,440	301,440
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	251,700	251,700
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	242,000	242,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	211,100	211,100
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	179,800	179,800
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	179,700	179,700
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	179,600	179,600
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	178,300	178,300
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	153,300	153,300
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	151,300	151,300

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	107,800	107,800
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	91,000	91,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	53,200	53,200
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	33,090	33,090
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	30,300	30,300
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	1,063,900	1,063,900
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	718,900	718,900
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	718,700	718,700
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	717,800	717,800
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	452,400	452,400
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	359,100	359,100
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	332,510	332,510
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	303,900	303,900
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	302,700	302,700
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	301,900	301,900
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	289,100	289,100
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	199,800	199,800
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	179,800	179,800
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	153,300	153,300
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	151,500	151,500
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	151,480	151,480
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	151,300	151,300
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	151,200	151,200
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.350%	9/4/24	718,900	718,900
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.350%	9/4/24	718,190	718,190
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.350%	9/4/24	714,700	714,700
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.350%	9/4/24	603,100	603,100
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.350%	9/4/24	467,400	467,400
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.350%	9/4/24	179,800	179,800
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.350%	9/4/24	151,000	151,000
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.350%	9/4/24	150,900	150,900
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.350%	9/4/24	30,300	30,300
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.355%	9/4/24	714,200	714,200
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.355%	9/4/24	456,000	456,000
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.355%	9/4/24	359,700	359,700
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.355%	9/4/24	178,420	178,420
[2]	Federal Home Loan Banks, SOFR + 0.070%	5.400%	9/4/24	143,400	143,415
[3]	Freddie Mac Discount Notes	5.422%	9/12/24	90	90
Total U.S. Government Agency Debt (Cost $96,026,498)					96,026,498
U.S. Treasury Debt (27.9%)
	United States Treasury Bill	5.152%	9/3/24	5,941,000	5,939,269
	United States Treasury Bill	4.936%	9/10/24	3,063,000	3,058,972
	United States Treasury Bill	5.142%	9/12/24	3,058,000	3,053,066
	United States Treasury Bill	5.093%	9/26/24	3,080,000	3,068,814
	United States Treasury Bill	4.903%–4.908%	10/1/24	6,116,000	6,089,349
	United States Treasury Bill	5.049%	10/3/24	3,090,000	3,075,759
	United States Treasury Bill	4.870%	10/8/24	3,473,414	3,454,886
	United States Treasury Bill	4.856%	10/15/24	3,083,000	3,063,500
	United States Treasury Bill	5.278%–5.279%	10/17/24	1,054,488	1,047,488
	United States Treasury Bill	4.809%	10/22/24	3,095,000	3,072,529
	United States Treasury Bill	5.162%	10/24/24	4,148,463	4,116,765
	United States Treasury Bill	5.117%	10/31/24	5,131,788	5,087,783
	United States Treasury Bill	5.046%	11/7/24	4,549,400	4,506,430
	United States Treasury Bill	5.041%	11/14/24	3,100,283	3,067,973
	United States Treasury Bill	5.042%	11/19/24	3,063,245	3,028,727
	United States Treasury Bill	5.026%	11/21/24	1,827,000	1,806,220
	United States Treasury Bill	4.953%	11/29/24	5,638,314	5,568,897
	United States Treasury Bill	4.997%	12/3/24	1,869,661	1,845,077
	United States Treasury Bill	4.897%	12/10/24	3,079,000	3,036,322
	United States Treasury Bill	4.887%–4.897%	12/17/24	3,080,315	3,034,712
	United States Treasury Bill	4.827%	12/24/24	4,870,149	4,794,272
	United States Treasury Bill	4.778%	12/31/24	6,183,000	6,083,466
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.125%	5.169%	9/1/24	304,950	304,712
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.150%	5.194%	9/1/24	393,000	392,873
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.169%	5.213%	9/1/24	137,278	137,241
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.170%	5.214%	9/1/24	212,304	212,122
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.182%	5.226%	9/1/24	1,909,000	1,909,000
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.200%	5.244%	9/1/24	1,302,500	1,303,236
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.245%	5.289%	9/1/24	1,355,785	1,356,241
Total U.S. Treasury Debt (Cost $86,515,701)					86,515,701
U.S. Treasury Repurchase Agreement (42.9%)
	Banco Bilbao Vizcaya Argentaria SA (Dated 8/30/24, Repurchase Value $768,454,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.125%, 7/15/26–2/15/42, and U.S. Treasury Note/Bond 0.375%–4.875%, 10/15/24–5/15/32, with a value of $783,360,000)	5.320%	9/3/24	768,000	768,000
	Banco Santander SA (Dated 8/30/24, Repurchase Value $1,844,088,000, collateralized by U.S. Treasury Bill 0.000%, 9/5/24–5/15/25, U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.000%, 10/15/25–2/15/48, and U.S. Treasury Note/Bond 0.250%–7.625%, 10/15/24–2/15/52, with a value of $1,879,860,000)	5.315%	9/3/24	1,843,000	1,843,000
	Bank of Montreal (Dated 8/30/24, Repurchase Value $614,363,000, collateralized by U.S. Treasury Note/Bond 0.250%–4.875%, 10/31/24–4/30/31, with a value of $626,280,000)	5.320%	9/3/24	614,000	614,000

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bank of Montreal (Dated 8/6/24, Repurchase Value $310,418,000, collateralized by U.S. Treasury Note/Bond 0.250%–4.625%, 6/30/25–2/15/33, with a value of $315,180,000)	5.330%	9/6/24	309,000	309,000
Bank of Montreal (Dated 8/23/24, Repurchase Value $310,097,000, collateralized by U.S. Treasury Note/Bond 0.250%–4.625%, 9/30/25–9/30/30, with a value of $315,180,000)	5.325%	9/16/24	309,000	309,000
Bank of Montreal (Dated 8/28/24, Repurchase Value $621,552,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.125%, 2/15/40–2/15/54, and U.S. Treasury Note/Bond 0.250%–5.278%, 9/15/24–2/15/34, with a value of $631,380,000)	5.300%	9/25/24	619,000	619,000
Bank of Nova Scotia (Dated 8/30/24, Repurchase Value $1,106,653,000, collateralized by U.S. Treasury Bill 0.000%, 9/26/24–2/13/25, U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.125%, 4/15/25–2/15/47, and U.S. Treasury Note/Bond 0.250%–6.000%, 1/15/25–2/15/53, with a value of $1,128,120,000)	5.310%	9/3/24	1,106,000	1,106,000
Barclays Bank plc (Dated 8/30/24, Repurchase Value $2,458,452,000, collateralized by U.S. Treasury Note/Bond 4.500%–4.625%, 5/31/29–5/15/54, with a value of $2,506,140,000)	5.320%	9/3/24	2,457,000	2,457,000
BNP Paribas Securities Corp. (Dated 8/1/24, Repurchase Value $1,219,943,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.375%, 10/15/24–2/15/47, and U.S. Treasury Note/Bond 0.250%–4.625%, 3/31/25–5/15/52, with a value of $1,238,280,000)	5.340%	9/3/24	1,214,000	1,214,000
BNP Paribas Securities Corp. (Dated 7/17/24, Repurchase Value $617,618,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.250%, 7/15/29–7/15/30, and U.S. Treasury Note/Bond 3.750%–5.203%, 3/31/25–8/15/54, with a value of $624,240,000)	5.330%	9/17/24	612,000	612,000
BNP Paribas Securities Corp. (Dated 7/22/24, Repurchase Value $1,232,378,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.250%–3.875%, 7/15/25–2/15/45, and U.S. Treasury Note/Bond 0.750%–5.203%, 1/31/25–2/15/43, with a value of $1,245,420,000)	5.325%	9/23/24	1,221,000	1,221,000
BNP Paribas Securities Corp. (Dated 7/26/24, Repurchase Value $875,960,000, collateralized by U.S. Treasury Bill 0.000%, 2/27/25, U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 7/15/25–2/15/44, and U.S. Treasury Note/Bond 1.250%–5.202%, 4/30/25–2/15/48, with a value of $885,360,000)	5.325%	9/26/24	868,000	868,000
BNP Paribas Securities Corp. (Dated 8/29/24, Repurchase Value $2,178,117,000, collateralized by U.S. Treasury Bill 0.000%, 9/10/24–8/7/25, U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 10/15/24–2/15/52, and U.S. Treasury Note/Bond 0.750%–5.203%, 10/31/24–5/15/53, with a value of $2,211,360,000)	5.250%	9/30/24	2,168,000	2,168,000
Canadian Imperial Bank of Commerce (Dated 8/20/24, Repurchase Value $309,961,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%, 10/15/26, and U.S. Treasury Note/Bond 0.750%–5.000%, 10/31/24–5/15/44, with a value of $315,180,000)	5.330%	9/10/24	309,000	309,000
Canadian Imperial Bank of Commerce (Dated 8/15/24, Repurchase Value $463,186,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 4/15/26–7/15/33, and U.S. Treasury Note/Bond 0.250%–5.000%, 8/31/25–11/15/53, with a value of $470,220,000)	5.335%	9/16/24	461,000	461,000
Canadian Imperial Bank of Commerce (Dated 8/1/24, Repurchase Value $2,551,411,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.125%, 4/15/26–2/15/53, and U.S. Treasury Note/Bond 0.375%–5.000%, 10/31/24–5/15/54, with a value of $2,583,660,000)	5.340%	9/19/24	2,533,000	2,533,000
Canadian Imperial Bank of Commerce (Dated 8/23/24, Repurchase Value $310,408,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.125%, 4/15/26–2/15/46, and U.S. Treasury Note/Bond 0.875%–5.000%, 10/31/25–5/15/44, with a value of $315,180,000)	5.290%	9/23/24	309,000	309,000
Canadian Imperial Bank of Commerce (Dated 8/23/24, Repurchase Value $295,339,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 1.125%–3.875%, 1/15/28–2/15/53, and U.S. Treasury Note/Bond 0.750%–4.625%, 1/15/26–8/15/47, with a value of $299,880,000)	5.290%	9/23/24	294,000	294,000
Canadian Imperial Bank of Commerce (Dated 8/23/24, Repurchase Value $124,565,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.125%, 1/15/28–1/15/33, and U.S. Treasury Note/Bond 0.375%–5.000%, 9/30/25–8/15/50, with a value of $126,480,000)	5.290%	9/23/24	124,000	124,000
Canadian Imperial Bank of Commerce (Dated 7/31/24, Repurchase Value $240,040,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.625%, 7/15/26–1/15/33, and U.S. Treasury Note/Bond 0.375%–5.000%, 10/31/24–8/15/53, with a value of $242,760,000)	5.320%	9/27/24	238,000	238,000
Citigroup Global Markets Inc. (Dated 8/27/24, Repurchase Value $6,126,372,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 1/15/27–7/15/27, and U.S. Treasury Note/Bond 0.375%–6.625%, 2/15/27–9/30/27, with a value of $6,242,400,000)	5.355%	9/3/24	6,120,000	6,120,000
Credit Agricole Securities Inc. (Dated 8/30/24, Repurchase Value $1,875,106,000, collateralized by U.S. Treasury Bill 0.000%, 9/12/24–8/7/25, U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.750%, 4/15/25–2/15/51, and U.S. Treasury Note/Bond 0.250%–5.278%, 9/30/24–2/15/54, with a value of $1,911,480,000)	5.310%	9/3/24	1,874,000	1,874,000
Credit Agricole Securities Inc. (Dated 8/30/24, Repurchase Value $645,381,000, collateralized by U.S. Treasury Note/Bond 0.250%–4.250%, 11/15/24–5/15/32, with a value of $657,900,000)	5.310%	9/3/24	645,000	645,000
Credit Agricole Securities Inc. (Dated 8/30/24, Repurchase Value $337,199,000, collateralized by U.S. Treasury Note/Bond 1.500%–4.000%, 1/31/29–2/15/30, with a value of $343,740,000)	5.310%	9/3/24	337,000	337,000
Federal Reserve Bank of New York (Dated 8/30/24, Repurchase Value $69,404,848,000, collateralized by U.S. Treasury Note/Bond 0.625%–4.250%, 11/15/24–11/15/45, with a value of $69,404,848,000)	5.300%	9/3/24	69,364,000	69,364,000
Fixed Income Clearing Corp./Northern Trust (Dated 8/30/24, Repurchase Value $3,073,812,000, collateralized by U.S. Treasury Note/Bond 0.625%–4.000%, 12/31/29–7/31/30, with a value of $3,133,440,000)	5.310%	9/3/24	3,072,000	3,072,000
Fixed Income Clearing Corp./State Street Bank and Trust Co. (Dated 8/30/24, Repurchase Value $11,679,900,000, collateralized by U.S. Treasury Note/Bond 0.625%–4.625%, 11/30/29–5/15/32, with a value of $11,964,825,000)	5.320%	9/3/24	11,673,000	11,673,000

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fixed Income Clearing Corp./The Bank of New York Mellon (Dated 8/30/24, Repurchase Value $7,376,349,000, collateralized by U.S. Treasury Bill 0.000%, 10/10/24–8/7/25, U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.500%, 1/15/25–2/15/53, and U.S. Treasury Note/Bond 0.250%–5.233%, 9/30/24–2/15/54, with a value of $7,519,440,000)	5.310%	9/3/24	7,372,000	7,372,000
Goldman Sachs & Co. (Dated 8/28/24, Repurchase Value $619,643,000, collateralized by U.S. Treasury Bill 0.000%, 1/16/25, and U.S. Treasury Note/Bond 2.625%–3.875%, 12/31/25–5/15/48, with a value of $631,380,000)	5.340%	9/4/24	619,000	619,000
Goldman Sachs & Co. (Dated 8/28/24, Repurchase Value $619,644,000, collateralized by U.S. Treasury Bill 0.000%, 11/29/24, and U.S. Treasury Note/Bond 1.625%–2.250%, 11/15/25–11/15/27, with a value of $631,380,000)	5.350%	9/4/24	619,000	619,000
Goldman Sachs & Co. (Dated 8/29/24, Repurchase Value $465,482,000, collateralized by U.S. Treasury Note/Bond 0.375%–0.500%, 9/15/24–10/31/27, with a value of $474,300,000)	5.330%	9/5/24	465,000	465,000
Goldman Sachs & Co. (Dated 8/30/24, Repurchase Value $307,318,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.500%, 1/15/28, and U.S. Treasury Note/Bond 2.500%, 2/28/26, with a value of $313,140,000)	5.320%	9/6/24	307,000	307,000
HSBC Bank USA (Dated 8/30/24, Repurchase Value $1,229,726,000, collateralized by U.S. Treasury Note/Bond 0.500%–4.500%, 11/15/25–5/15/50, with a value of $1,253,580,000)	5.320%	9/3/24	1,229,000	1,229,000
JP Morgan Securities LLC (Dated 8/30/24, Repurchase Value $461,273,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 2.375%, 1/15/25, with a value of $470,220,000)	5.320%	9/3/24	461,000	461,000
MUFG Securities Americas Inc. (Dated 8/30/24, Repurchase Value $154,091,000, collateralized by U.S. Treasury Bill 0.000%, 4/17/25, and U.S. Treasury Note/Bond 0.250%–4.125%, 5/31/25–8/31/30, with a value of $157,080,000)	5.320%	9/3/24	154,000	154,000
Nomura International plc (Dated 8/30/24, Repurchase Value $307,181,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 2.000%, 1/15/26, and U.S. Treasury Note/Bond 0.375%–7.500%, 9/15/24–8/15/41, with a value of $313,141,000)	5.320%	9/3/24	307,000	307,000
RBC Capital Markets LLC (Dated 8/27/24, Repurchase Value $309,321,000, collateralized by U.S. Treasury Bill 0.000%, 10/17/24–12/24/24, U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 1/15/26–2/15/54, and U.S. Treasury Note/Bond 0.375%–4.625%, 3/31/25–5/15/54, with a value of $315,180,000)	5.350%	9/3/24	309,000	309,000
RBC Capital Markets LLC (Dated 8/28/24, Repurchase Value $619,644,000, collateralized by U.S. Treasury Bill 0.000%, 11/14/24, U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 1/15/26–2/15/50, and U.S. Treasury Note/Bond 0.375%–6.000%, 10/15/24–5/15/54, with a value of $631,380,000)	5.350%	9/4/24	619,000	619,000
Royal Bank of Canada (Dated 8/27/24, Repurchase Value $618,643,000, collateralized by U.S. Treasury Note/Bond 0.250%–5.000%, 9/30/24–5/15/34, with a value of $630,360,000)	5.350%	9/3/24	618,000	618,000
Royal Bank of Canada (Dated 8/28/24, Repurchase Value $1,242,040,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.125%, 7/15/29–2/15/40, and U.S. Treasury Note/Bond 0.250%–5.233%, 9/30/24–8/15/34, with a value of $1,262,760,000)	5.340%	9/19/24	1,238,000	1,238,000
Royal Bank of Canada (Dated 7/15/24, Repurchase Value $1,235,983,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 1/15/25–2/15/53, and U.S. Treasury Note/Bond 0.250%–5.500%, 9/30/24–11/15/51, with a value of $1,248,480,000)	5.340%	9/19/24	1,224,000	1,224,000
SMBC Nikko Securities America Inc. (Dated 8/30/24, Repurchase Value $921,543,000, collateralized by U.S. Treasury Note/Bond 0.250%–4.875%, 8/31/25–5/15/51, with a value of $939,420,000)	5.310%	9/3/24	921,000	921,000
Standard Chartered Bank (Dated 8/30/24, Repurchase Value $1,536,908,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.625%, 7/15/26–2/15/48, and U.S. Treasury Note/Bond 0.250%–5.000%, 10/31/24–11/15/53, with a value of $1,567,646,000)	5.320%	9/3/24	1,536,000	1,536,000
Standard Chartered Bank (Dated 8/30/24, Repurchase Value $327,193,000, collateralized by U.S. Treasury Bill 0.000%, 9/5/24–10/8/24, U.S. Treasury Inflation Indexed Note/Bond 0.125%, 7/15/26, and U.S. Treasury Note/Bond 1.125%–4.875%, 4/30/26–8/15/54, with a value of $333,737,000)	5.310%	9/3/24	327,000	327,000
Sumitomo Mitsui Banking Corp. (Dated 8/30/24, Repurchase Value $3,134,850,000, collateralized by U.S. Treasury Note/Bond 0.250%–5.000%, 10/31/24–2/15/50, with a value of $3,195,660,000)	5.315%	9/3/24	3,133,000	3,133,000
TD Securities (USA) LLC (Dated 8/30/24, Repurchase Value $307,181,000, collateralized by U.S. Treasury Note/Bond 0.625%–1.250%, 11/30/27–3/31/28, with a value of $313,140,000)	5.320%	9/3/24	307,000	307,000
Total U.S. Treasury Repurchase Agreement (Cost $133,226,000)				133,226,000
Total Investments (101.7%) (Cost $315,768,199)				315,768,199
Other Assets and Liabilities—Net (-1.7%)				(5,369,282)
Net Assets (100%)				310,398,917
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3M—3-month.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $182,542,199)	182,542,199
Repurchase Agreements (Cost $133,226,000)	133,226,000
Total Investments in Securities	315,768,199
Investment in Vanguard	8,686
Receivables for Accrued Income	686,498
Receivables for Capital Shares Issued	318,791
Other Assets	10,500
Total Assets	316,792,674
Liabilities
Due to Custodian	9,593
Payables for Investment Securities Purchased	6,083,466
Payables for Capital Shares Redeemed	230,239
Payables for Distributions	55,604
Payables to Vanguard	14,855
Total Liabilities	6,393,757
Net Assets	310,398,917
At August 31, 2024, net assets consisted of:

Paid-in Capital	310,399,223
Total Distributable Earnings (Loss)	(306)
Net Assets	310,398,917

Net Assets
Applicable to 310,398,713,190 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	310,398,917
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Interest	15,604,777
Total Income	15,604,777
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,824
Management and Administrative	287,528
Marketing and Distribution	21,275
Custodian Fees	902
Auditing Fees	32
Shareholders’ Reports	6,020
Trustees’ Fees and Expenses	193
Other Expenses	16
Total Expenses	317,790
Expenses Paid Indirectly	(118)
Net Expenses	317,672
Net Investment Income	15,287,105
Realized Net Gain (Loss) on Investment Securities Sold	224
Net Increase (Decrease) in Net Assets Resulting from Operations	15,287,329

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,287,105	10,078,797
Realized Net Gain (Loss)	224	860
Net Increase (Decrease) in Net Assets Resulting from Operations	15,287,329	10,079,657
Distributions
Total Distributions	(15,287,168)	(10,078,914)
Capital Share Transactions (at $1.00 per share)
Issued	142,301,415	127,209,761
Issued in Lieu of Cash Distributions	14,599,718	9,550,042
Redeemed	(106,491,032)	(93,313,186)
Net Increase (Decrease) from Capital Share Transactions	50,410,101	43,446,617
Total Increase (Decrease)	50,410,262	43,447,360
Net Assets
Beginning of Period	259,988,655	216,541,295
End of Period	310,398,917	259,988,655

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0529	.0432	.0050	.0002	.010
Net Realized and Unrealized Gain (Loss) on Investments	—	(.0005)	(.0002)	—	—
Total from Investment Operations	.0529	.0427	.0048	.0002	.010
Distributions
Dividends from Net Investment Income	(.0529)	(.0427)	(.0048)	(.0002)	(.010)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0529)	(.0427)	(.0048)	(.0002)	(.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	5.42%	4.36%	0.48%	0.02%	1.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$310,399	$259,989	$216,541	$194,385	$197,525
Ratio of Total Expenses to Average Net Assets[3]	0.11%[4]	0.11%[4]	0.09%	0.09%	0.11%
Ratio of Net Investment Income to Average Net Assets	5.29%	4.32%	0.50%	0.02%	0.93%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.11% for the years ended August 31, 2022 and 2021. For the years ended August 31, 2024, 2023, and 2020, there were no expense reductions.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund
Notes to Financial Statements
Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $8,686,000, representing less than 0.01% of the fund’s net assets and 3.47% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $118,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Federal Money Market Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2024, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; and the timing of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	55,558
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	—
Capital Loss Carryforwards	(260)
Qualified Late-Year Losses	—
Other Temporary Differences	(55,604)
Total	(306)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	15,287,168	10,078,914
Long-Term Capital Gains	—	—
Total	15,287,168	10,078,914
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	315,768,199
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
G.	Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.

Treasury Money Market Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Treasury Debt (117.2%)
	United States Treasury Bill	4.565%–5.379%	9/3/24	13,681,421	13,677,412
	United States Treasury Bill	4.936%–5.284%	9/10/24	9,242,000	9,229,847
	United States Treasury Bill	3.888%–5.384%	9/12/24	4,630,068	4,622,627
	United States Treasury Bill	4.544%–5.371%	9/17/24	6,288,360	6,273,659
	United States Treasury Bill	5.132%	9/19/24	1,712,000	1,707,489
	United States Treasury Bill	4.526%–5.375%	9/24/24	7,683,927	7,658,158
	United States Treasury Bill	5.093%–5.327%	9/26/24	792,238	789,361
	United States Treasury Bill	4.466%–5.326%	10/1/24	8,652,234	8,616,012
	United States Treasury Bill	5.049%–5.277%	10/3/24	5,268,301	5,244,020
	United States Treasury Bill	4.870%–5.302%	10/8/24	8,363,343	8,318,737
	United States Treasury Bill	5.014%–5.250%	10/10/24	3,288,716	3,270,369
	United States Treasury Bill	4.856%	10/15/24	4,000,000	3,974,700
	United States Treasury Bill	5.278%–5.339%	10/17/24	288,140	286,227
	United States Treasury Bill	5.216%	10/22/24	121,058	120,182
	United States Treasury Bill	5.162%–5.304%	10/24/24	2,988,002	2,965,177
	United States Treasury Bill	4.785%–5.328%	10/29/24	8,612,237	8,543,903
	United States Treasury Bill	5.117%	10/31/24	1,616,000	1,602,143
	United States Treasury Bill	5.046%	11/7/24	1,167,500	1,156,473
	United States Treasury Bill	5.041%	11/14/24	792,000	783,746
	United States Treasury Bill	5.042%	11/19/24	783,089	774,265
	United States Treasury Bill	4.897%	12/10/24	788,000	777,077
	United States Treasury Bill	4.887%–4.897%	12/17/24	791,964	780,239
	United States Treasury Bill	4.778%	12/31/24	793,000	780,234
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.125%	5.169%	9/1/24	70,593	70,538
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.140%	5.184%	9/1/24	200,000	200,035
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.150%	5.194%	9/1/24	101,000	100,967
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.169%	5.213%	9/1/24	281,739	281,835
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.170%	5.214%	9/1/24	49,021	48,980
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.182%	5.226%	9/1/24	490,000	490,000
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.200%	5.244%	9/1/24	214,000	214,121
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.245%	5.289%	9/1/24	325,091	325,209
Total U.S. Treasury Debt (Cost $93,683,742)					93,683,742
Total Investments (117.2%) (Cost $93,683,742)					93,683,742
Other Assets and Liabilities—Net (-17.2%)					(13,747,489)
Net Assets (100%)					79,936,253
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $93,683,742)	93,683,742
Investment in Vanguard	2,229
Receivables for Accrued Income	8,187
Receivables for Capital Shares Issued	240,751
Other Assets	3,298
Total Assets	93,938,207
Liabilities
Due to Custodian	13
Payables for Investment Securities Purchased	13,680,422
Payables for Capital Shares Redeemed	260,907
Payables for Distributions	57,492
Payables to Vanguard	3,120
Total Liabilities	14,001,954
Net Assets	79,936,253
At August 31, 2024, net assets consisted of:

Paid-in Capital	79,936,467
Total Distributable Earnings (Loss)	(214)
Net Assets	79,936,253

Net Assets
Applicable to 79,933,426,492 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	79,936,253
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Interest	3,725,342
Total Income	3,725,342
Expenses
The Vanguard Group—Note B
Investment Advisory Services	442
Management and Administrative	56,041
Marketing and Distribution	5,093
Custodian Fees	303
Auditing Fees	27
Shareholders’ Reports	284
Trustees’ Fees and Expenses	46
Other Expenses	16
Total Expenses	62,252
Expenses Paid Indirectly	(7)
Net Expenses	62,245
Net Investment Income	3,663,097
Realized Net Gain (Loss) on Investment Securities Sold	243
Net Increase (Decrease) in Net Assets Resulting from Operations	3,663,340

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,663,097	1,952,733
Realized Net Gain (Loss)	243	321
Net Increase (Decrease) in Net Assets Resulting from Operations	3,663,340	1,953,054
Distributions
Total Distributions	(3,663,100)	(1,952,743)
Capital Share Transactions (at $1.00 per share)
Issued	74,134,563	63,059,684
Issued in Lieu of Cash Distributions	3,214,591	1,755,170
Redeemed	(55,750,833)	(40,832,284)
Net Increase (Decrease) from Capital Share Transactions	21,598,321	23,982,570
Total Increase (Decrease)	21,598,561	23,982,881
Net Assets
Beginning of Period	58,337,692	34,354,811
End of Period	79,936,253	58,337,692

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0530	.0437	.0045	.0003	.010
Net Realized and Unrealized Gain (Loss) on Investments	—	(.0015)	—	—	—
Total from Investment Operations	.0530	.0422	.0045	.0003	.010
Distributions
Dividends from Net Investment Income	(.0530)	(.0422)	(.0045)	(.0003)	(.010)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0530)	(.0422)	(.0045)	(.0003)	(.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	5.43%	4.31%	0.45%	0.03%	1.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$79,936	$58,338	$34,355	$35,744	$38,547
Ratio of Total Expenses to Average Net Assets[3]	0.09%[4]	0.09%[4]	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	5.30%	4.37%	0.45%	0.03%	0.95%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.09% for the years ended August 31, 2022 and 2021. For the years ended August 31, 2024, 2023, and 2020, there were no expense reductions.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund
Notes to Financial Statements
Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $2,229,000, representing less than 0.01% of the fund’s net assets and 0.89% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $7,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Treasury Money Market Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2024, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; and the timing of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	57,492
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	—
Capital Loss Carryforwards	(214)
Qualified Late-Year Losses	—
Other Temporary Differences	(57,492)
Total	(214)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	3,663,100	1,952,743
Long-Term Capital Gains	—	—
Total	3,663,100	1,952,743
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	93,683,742
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
G.	Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Boards of Trustees of Vanguard Money Market Reserves and Vanguard Admiral Funds and Shareholders of Vanguard Cash Reserves Federal Money Market Fund, Vanguard Federal Money Market Fund and Vanguard Treasury Money Market Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Cash Reserves Federal Money Market Fund and Vanguard Federal Money Market Fund (constituting Vanguard Money Market Reserves) and Vanguard Treasury Money Market Fund (one of the funds constituting Vanguard Admiral Funds) (hereafter collectively referred to as the "Funds") as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Cash Reserves Federal Money Market Fund	3,799,347
Federal Money Market Fund	8,793,233
Treasury Money Market Fund	3,643,900
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the funds for the fiscal year are qualified short-term capital gains.
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
Fund	Percentage
Cash Reserves Federal Money Market Fund	100.0%
Federal Money Market Fund	100.0
Treasury Money Market Fund	100.0
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Fund	Percentage
Cash Reserves Federal Money Market Fund	100.0%
Federal Money Market Fund	100.0
Treasury Money Market Fund	100.0
Q300 102024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Cash Reserves Federal Money Market Fund and Federal Money Market Fund

The board of trustees of Vanguard Cash Reserves Federal Money Market Fund (formerly known as Vanguard Prime Money Market Fund) and Vanguard Federal Money Market Fund, and the board of trustees of Vanguard Treasury Money Market Fund have renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. Each board determined that continuing the respective fund’s internalized management structure was in the best interests of the fund and its shareholders.

Each board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

Each board, or an investment committee made up of board members, also received information throughout the year through advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, each board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees of each board were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove each board’s decision.

Nature, extent, and quality of services

Each board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. Each board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

Each board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

Each board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its peer group. The applicable board concluded that the performance was such that each advisory arrangement should continue.

Cost

Each board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

Neither board conducts a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

Each board concluded that its respective fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

Each board will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 22, 2024

VANGUARD MONEY MARKET RESERVES

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: October 22, 2024

*By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney  filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.